UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Courage Capital Management, LLC

Address:   4400 Harding Road, Suite 503
           Nashville, TN  37205-2290


Form 13F File Number: 28-10362


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard C. Patton
Title:  Chief Manager
Phone:  615-369-0110

Signature,  Place,  and  Date  of  Signing:

/s/ Richard C. Patton              Nashville, TN                      11/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      252,556
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
---------------------------------------- -------------- --------- -------- ------------------ ---------- -------- ----------------
                                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
---------------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- ------ ----
America's Car-Mart Ord Shs               Common         03062T105    9,603    211185 SH       DEFINED (1)            X      0    0
Arch Coal Ord Shs                        Option         039380100    1,076   170,000 SH  CALL DEFINED (1)            X      0    0
Arcos Dorados Holdings Ord Shs Class A   Common         G0457F107    2,949   191,098 SH       DEFINED (1)            X      0    0
Ascent Media Ord Shs Series A            Common         043632108    2,931    54,274 SH       DEFINED (1)            X      0    0
Cooper Tire and Rubber Ord Shs           Option         216831107    1,918   100,000 SH  PUT  DEFINED (1)            X      0    0
Deckers Outdoor Ord Shs                  Common         243537107      366    10,000 SH       DEFINED (1)            X      0    0
Dreamworks Animation SKG Ord Shs Class A Common         26153C103    5,000   260,000 SH       DEFINED (1)            X      0    0
EchoStar Ord Shs                         Common         278768106   11,094    387090 SH       DEFINED (1)            X      0    0
Electronic Arts Ord Shs                  Common         285512109    5,266   415,000 SH       DEFINED (1)            X      0    0
Facebook Common                          Common         30303M102    2,166    100000 SH       DEFINED (1)            X      0    0
Gardner Denver Ord Shs                   Common         365558105    2,401    39,752 SH       DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                     Common         373200302    3,979   109,847 SH       DEFINED (1)            X      0    0
Georgia Gulf Ord Shs                     Option         373200302    1,811    50,000 SH  CALL DEFINED (1)            X      0    0
Google Inc                               Common         38259P508    3,747      4966 SH       DEFINED (1)            X      0    0
Graco Ord Shs                            Common         384109104      963    19,145 SH       DEFINED (1)            X      0    0
Graftech International Ord Shs           Common         384313102    3,022   336,141 SH       DEFINED (1)            X      0    0
Hartford Financial Services Ord Shs      Option         416515104   22,191 1,141,500 SH  PUT  DEFINED (1)            X      0    0
Home Loan Servicing Solutions Ord Shs    Common         G6648D109    5,688    349356 SH       DEFINED (1)            X      0    0
INGRAM MICRO INC CL A                    Common         457153104    3,518    230971 SH       DEFINED (1)            X      0    0
IntraLinks Holdings Ord Shs              Common         46118H104    7,194 1,100,000 SH       DEFINED (1)            X      0    0
Invacare Ord Shs                         Common         461203101    6,723    475445 SH       DEFINED (1)            X      0    0
Ishares Russell 2000 Index ETF           Option         464287655   15,311   183,500 SH  CALL DEFINED (1)            X      0    0
JC Penney Ord Shs                        Common         708160106    7,400   304,643 SH       DEFINED (1)            X      0    0
JC Penney Ord Shs                        Option         708160106    9,716   400,000 SH  CALL DEFINED (1)            X      0    0
Lear Ord Shs                             Common         521865204    6,795    179798 SH       DEFINED (1)            X      0    0
Live Nation Entertainment Ord Shs        Common         538034109      689    80,000 SH       DEFINED (1)            X      0    0
Markel Ord Shs                           Common         570535104    5,421    11,824 SH       DEFINED (1)            X      0    0
Market Vectors Gold Miners ETF           Gold Miner ETF 57060U100    2,507    46,700 SH       DEFINED (1)            X      0    0
Move Ord Shs                             Common         62458M207    1,866   216,463 SH       DEFINED (1)            X      0    0
Pan American Silver Ord Shs              Option         697900108    4,106   191,500 SH  CALL DEFINED (1)            X      0    0
Radioshack Ord Shs                       Option         750438103    1,112   467,300 SH  CALL DEFINED (1)            X      0    0
SanDisk Ord Shs                          Common         80004C101    2,911    67,030 SH       DEFINED (1)            X      0    0
SPDR Gold Shares ETF                     Option         78463V107   46,342   269,600 SH  CALL DEFINED (1)            X      0    0
SPDR Gold Shares ETF                     Gold ETF       78463V107    5,741    33,399 SH       DEFINED (1)            X      0    0
SunTrust Banks Ord Shs                   Option         867914103   25,443   900,000 SH  CALL DEFINED (1)            X      0    0
Swift Transportation Ord Shs             Common         87074U101    4,913   570,000 SH       DEFINED (1)            X      0    0
True Religion Apparel Ord Shs            Common         89784N104    4,198   196,800 SH       DEFINED (1)            X      0    0
Walmart Stores Ord Shs                   Common         931142103      410     5,550 SH       DEFINED (1)            X      0    0
WebMD Health Ord Shs                     Common         94770V102    4,069   290,010 SH       DEFINED (1)            X      0    0

(1) Courage Investments, Inc. is the general partner of certain private investment funds managed by the Reporting Manager. However, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by such funds pursuant to investment management agreements. Similarly, the Reporting Manager has discretion over the investment and voting decisions with respect to securities directly owned by other third party accounts that are managed by the Reporting Manager pursuant to trading manager agreements.